Provisions for Sundry Creditors - Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance account for plugging of wells
Balance at the beginning of the year	$ 61,117,106	$ 66,699,388	$ 70,144,756
Increase (decrease) capitalized in fixed assets	34,738,841	(920,616)	(3,573,843)
Unwinding of discount against income	9,126,600	4,638,600	4,647,200
Unrealized foreign exchange loss (gains)	12,013,300	(8,475,320)	(3,984,400)
Amount used	(1,481,097)	(824,946)	(534,325)
Balance at the end of the year	115,514,750	61,117,106	66,699,388
Allowance account for trials in progress
Balance at the beginning of the year	12,436,092	10,533,137	11,114,006
Additions against expenses	6,680,867	6,684,626	3,137,470
Provision cancellation	(6,115,426)	(4,901,474)	(3,704,499)
Amount used	185,278	119,803	(13,840)
Balance at the end of the year	13,186,811	12,436,092	10,533,137
Allowance costs for environmental costs
Balance at the beginning of the year	9,757,356	11,914,160	11,138,904
Additions against expenses	1,654,921	487,036	1,711,108
Cancellation against expenses	(2,128,943)	(2,613,047)	(856,047)
Amount used	(149,334)	(30,793)	(79,805)
Balance at the end of the year	$ 9,134,000	$ 9,757,356	$ 11,914,160